Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN INTERNATIONAL VALUE FUND

SUPPLEMENT DATED 17 MARCH 2020 TO THE

FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 17 March 2020, Artisan International Value Fund will open to new investors. All references to the closure of Artisan International Value Fund in Artisan Partners Funds’ prospectus are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN SMALL CAP FUND

SUPPLEMENT DATED 17 MARCH 2020 TO THE

FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 17 March 2020, Artisan Small Cap Fund will open to new investors. All references to the closure of Artisan Small Cap Fund in Artisan Partners Funds’ prospectus are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE